Income Taxes (Tables)	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of taxes payable
	June 30, 2021	December 31, 2020
	(Unaudited)
Income tax payable	$1,335,686	$2,045,559
Value added tax payable	164,739	889,257
Business tax payable	22,347	43,704
Withholding taxes payable	74,808	112,113
Other taxes payable	14,920	42,405
Total taxes payable	$1,612,500	$3,133,038

Schedule of components of income tax provision (benefit)
	For the six months ended June 30, 2021	For the six months ended June 30, 2020
	(Unaudited)	(Unaudited)
Current tax provision	$3,044,910	$392,601
Deferred tax provision (benefit)	(200,350)	(85,247)
Total	$2,844,560	$307,354

Schedule of summarizes deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities
	June 30, 2021	December 31, 2020
	(Unaudited)
Deferred tax assets
Provision for doubtful accounts	$368,833	$368,165
Operating loss carryforwards	107,920	456,370
Total deferred tax assets	476,753	824,535
Less: valuation allowance	(368,833)	(368,165)
Net deferred tax assets	$107,920	$456,370

	June 30, 2021	December 31, 2020
	(Unaudited)
Deferred tax liabilities
Intangible assets acquired from business combinations	$590,326	$676,015
Total deferred tax liabilities	$590,326	$676,015

Schedule of effective tax rate for the year
	For the six months ended June 30, 2021	For the six months ended June 30, 2020
	(Unaudited)	(Unaudited)
China Income tax statutory rate	25.0%	25.0%
Effect of favorable income tax rates	(6.1)%	(21.2)%
Non-deductible items in China and others	0%	0.2%
Foreign loss not recognized in China	2.4%	2.9%
Effective tax rate	21.3%	6.9%